May 2, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Funds, Inc.
 - Dreyfus Mid-Cap Growth Fund (the “Fund”)
 1933 Act File No.: 2-17531
 1940 Act File No.: 811-1018
 CIK No.: 0000038403

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and the Universal Statement of Additional Information of the Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 94 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 29, 2014.

Please address any comments or questions to my attention at 212-922-8297.

Sincerely,

/s/ Tatiana Filippova
Tatiana Filippova
Senior Paralegal